Property, Plant and Equipment - Schedule of Amounts for Items of Property, Plant and Equipment Held under Finance Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property,plant and equipment held under finance leases	€ 28	€ 34	€ 43
Gross value [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property,plant and equipment held under finance leases	115	113	112
Gross value [Member] | Land [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property,plant and equipment held under finance leases	4	3	3
Gross value [Member] | Buildings [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property,plant and equipment held under finance leases	102	102	101
Gross value [Member] | Other Property, Plant and Equipment [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property,plant and equipment held under finance leases	9	8	8
Accumulated depreciation and amortisation [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property,plant and equipment held under finance leases	€ (87)	€ (79)	€ (69)